Financial Assets and Liabilities - Summary of Valuation Processes of Contingent Consideration at Fair Value (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Financial Instruments [Abstract]
Fair value of cash or stock payable, dependent on achievement of future late-stage clinical or regulatory targets	$ 28,005	$ 23,674
Fair value of royalty payments from commercialization of the intellectual property acquired	19,529	18,396
Contingent Consideration	$ 47,534	$ 42,070